Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,978,165)	$ (916,753)	$ (4,537,901)	$ (7,321,134)
Adjustments to reconcile net loss to net cash used in operating activities
Stock-based compensation	1,348,245	246,612	1,388,866	1,730,953
Impairment charges				1,824,923
Depreciation and amortization	7,391	7,255	29,115	13,393
(Increase) decrease in
Prepaid expenses	7,081	4,377	(46,724)	(8,886)
Other current assets	1,412		(4,179)	5,692
Increase (decrease) in
Accounts payable	(66,262)	(3,554)	843,682	918,562
Accrued liabilities	133,468	87,676	71,631
Credit card payable	159	(28,090)	(33,763)	19,706
Total adjustments			2,248,628	4,504,343
Net cash used in operating activities	(546,671)	(602,477)	(2,289,273)	(2,816,791)
CASH FLOWS FROM INVESTING ACTIVITIES
Construction in progress	(2,832)			(104,991)
Purchase of property and equipment			(38,155)
Patent filing costs			(76,500)
Net cash used in investing activities	(2,832)		(114,655)	(104,991)
CASH FLOWS FROM FINANCING ACTIVITIES
Net proceeds from the issuance of stock and warrants	717,628	774,358	2,643,626	1,696,810
Deferred offering costs			(427,898)
Payments on note payable	(2,075)	(1,935)	(7,954)	(6,652)
Net cash provided by financing activities	715,553	772,423	2,207,774	1,690,158
NET INCREASE IN CASH	166,050	169,946	(196,154)	(1,231,624)
CASH, BEGINNING OF PERIOD	129,318	325,472	325,472	1,557,096
CASH, END OF PERIOD	295,368	495,418	129,318	325,472
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest	321	1,476	1,635	2,937
Income taxes
SUPPLEMENTAL DISCLOSURE OF NONCASH INFORMATION
Issuance of shares for AirBox asset purchase				$ 1,047,863
Deferred offering costs in exchange for shares of common stock	$ 6,927,869